GENERAL	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

1.	GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited ("Osprey"), which was owned by World Shipholding Limited ("World Shipholding").

As of December 31, 2017, our fleet comprises of 12 LNG carriers, one Floating Storage Regasification Unit ("FSRU") and one Floating Liquefaction Natural Gas vessel ("FLNG"). We also operate, under management agreements, Golar LNG Partners LP's ("Golar Partners" or the "Partnership") fleet of 10 vessels and Golar Power Limited's ("Golar Power") fleet of two LNG carriers and one newbuilding commitment. Collectively with Golar Partners and Golar Power, our combined fleet is comprised of 18 LNG carriers, seven FSRUs and one FLNG.

We are listed on the Nasdaq under the symbol: GLNG.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.

FLNG Hilli

In July 2014, we ordered our first FLNG vessel based on the conversion of our existing LNG carrier, the Hilli Episeyo (the "Hilli"). The Hilli conversion completed in October 2017, and she arrived in Cameroon on November 20, 2017 where she is undergoing commissioning activities. We expect acceptance testing procedures to commence shortly.

The Liquefaction Tolling Agreement ("LTA") with Perenco Cameroon ("Perenco") and Societe Nationale de Hydrocarbures ("SNH") (together, the "Customer"), was executed on November 29, 2017 and considered legally effective on December 19, 2017 when all conditions precedent were met.

Following the effectiveness of the LTA, a derivative asset of $79.6 million was recognized ("day one gain"), representing the fair value of the estimated discounted cash flows of payments due to us as a result of the Brent Crude price moving above the contractual floor of $60.00 per barrel over the contract term. The derivative asset is subsequently remeasured to fair value at each balance sheet date. The fair value as of December 31, 2017 was $94.7 million (see note 28). This resulted in the recognition of an “Unrealized gain on FLNG derivative instrument” of $15.1 million in 2017 presented under "Other operating income" in our Consolidated Statements of Operations. The corresponding liability relating to the initial fair value of the FLNG derivative of $79.6 million (see notes 22 and 24) was deferred and will be released to earnings on a straight-line basis over the term of the LTA, commencing upon customer acceptance of the vessel.

Golar Partners

Golar Partners is our former subsidiary, which is an owner and operator of FSRUs and LNG carriers under long-term charters (defined as five years or longer from the date of the dropdown). We completed the Initial Public Offering ("IPO") of Golar Partners in April 2011. Our ownership interest (including our 2% general partner interest) in Golar Partners as of December 31, 2017 and 2016 is 31.8% and 33.9%, respectively.

Golar Power

In June 2016, we entered into certain agreements forming a 50/50 joint venture, Golar Power, with a private equity firm, Stonepeak Infrastructure Partners ("Stonepeak"). Golar Power offers integrated LNG based downstream solutions through the ownership and operation of FSRUs and associated terminal and power generation infrastructure that was formed for the purpose of constructing and operating a combined cycle, gas fired, power plant in the State of Sergipe in Brazil ("Sergipe Project"). See note 14 for further details.

OneLNG

On July 25, 2016 Golar and Schlumberger B.V. ("Schlumberger") entered into an agreement to form OneLNG S.A. ("OneLNG"), a joint venture, with the intention to offer an integrated upstream and midstream solution for the development of low cost gas reserves to LNG. In accordance with the joint venture and shareholders' agreement, Golar holds 51% and Schlumberger the remaining 49% of OneLNG. See note 14 for further details.

Going Concern

The financial statements have been prepared on a going concern basis. Our assessment is largely dependent on the Hilli acceptance, of which testing procedures are expected to commence shortly. Based on progress to date, we are confident that the Hilli will be accepted.

A pre-condition of the Golar Tundra lease financing with CMBL (refer to note 5) is for the FSRU to be employed under an effective charter. The termination of the WAGL charter by us means that we now have to find a replacement charter by June 30, 2018 or we could be required to refinance the FSRU. A similar pre-condition also applies to the Golar Seal lease financing with CCBFL (refer to note 5), whereby the vessel is to be employed under an effective charter by December 31, 2018, or we could be required to refinance the LNG carrier. Accordingly, to address our anticipated working capital requirements over the next 12 months, in the event we are unable to secure a charter for the Golar Tundra or the Golar Seal, we are currently exploring our refinancing options, including extension of the lenders’ deadlines for satisfaction of such. While we believe we will be able to obtain the necessary funds from these refinancings, we cannot be certain that the proposed new credit facilities will be executed in time or at all. However, we have a track record of successfully financing and refinancing our vessels, even in the absence of term charter coverage. In addition to vessel refinancings, if market and economic conditions are favorable, we may also consider further issuances of corporate debt or equity to increase liquidity, as demonstrated by our convertible bond offering in February 2017, which raised net proceeds of $360.2 million. We also entered into a Margin Loan Facility in March 2017, which raised proceeds of $150 million.

Furthermore, with respect to our Golar Power joint venture with Stonepeak, under the shareholders' agreement, we and Stonepeak have agreed to contribute additional funding to Golar Power, on a pro rata basis, including (i) an aggregate of $150 million in the period through to the third quarter of 2018; and (ii) additional amounts as may be required by Golar Power, subject to the approval of its board of directors. In connection with Golar Power’s election in October 2016 to increase its ownership interest in the Sergipe Project from 25% to 50% by buying out the project developer GenPower, this is expected to result in an additional funding requirement of between $20 million to $50 million to be shared with Stonepeak, with the initial $20 million already paid.

In connection with our joint venture OneLNG, under the joint venture and shareholders' agreement with Schlumberger, once a OneLNG project reaches final investment decision, we and Schlumberger will each be required to provide $250 million of new equity. Contributions may include intellectual property amongst other items. OneLNG and Ophir have signed a shareholders' agreement to develop a project in Equatorial Guinea. The effectiveness of the shareholders' agreement is subject to certain conditions precedent including final investment decisions by OneLNG and Ophir, securing of financing and governmental approval which may occur in the first half of 2018. Accordingly, we anticipate in the event of a final investment decision, to fund the estimated $2 billion project cost, assuming debt financing and Ophir’s investment of $150 million, OneLNG will be expected to invest approximately $650 million (this is inclusive of the aggregate of $500 million new equity required under the OneLNG shareholders' agreement). The cash contribution from the Company to the project remains uncertain as the timing of capital expenditure for the project is not yet finalized due to the payment profile of certain contracts continuing to be negotiated. Furthermore, the amount of our contribution to the project within the next twelve months will be determined by the timing of the final investment decision, which is yet to be taken. Our recent financings will contribute towards our 51% share of the equity contribution into OneLNG in the 2018 to 2020 period. Credit can be expected for both the intellectual property and the LNG carrier Gandria contributed by Golar into the Equatorial Guinea project.

To address our anticipated working capital requirements over the next 12 months, we remain in ongoing negotiations with financial institutions for the refinancing of one or more of our vessels. However, given the recent challenging market conditions, which are now showing signs of an anticipated recovery, timing of these refinancings still remains uncertain. While we believe we will be able to obtain the necessary funds from these refinancings, we cannot be certain that the proposed new credit facilities will be executed in time or at all. However, we have a track record of successfully financing and refinancing our vessels, even in the absence of term charter coverage, and our recent success has included the refinancing of the Golar Crystal in March 2017, in connection with which we raised an additional $9.2 million in additional cash and also allowed the release of $6.8 million from restricted cash. In addition to vessel refinancing, if market and economic conditions are favorable, we may also consider issuance of corporate debt or equity to increase liquidity, as demonstrated by our recent equity offering in November 2016 and convertible bond offering in February 2017.
Accordingly, we believe that, based on our plans as outlined above, we will have sufficient facilities to meet our anticipated liquidity requirements for our business for at least the next 12 months as of April 16, 2018 and that our working capital is sufficient for our present requirements. While we cannot be certain of execution or timing of all or any of the above financings, we are confident of our ability to do so. Furthermore, we have performed stress testing of our forecast cash reserves under extreme and largely theoretical scenarios, which include assumptions such as $nil revenue contributions from our fleet, full operating costs and maintaining our dividend payments based on our most recent payout, and accordingly are confident of our ability to manage through the near term cash requirements.